Stock Grants (Details Narrative) (10-K) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restricted common stock, value						$ 1,806,222
Stock compensation expense				$ 87,500	$ 514,399	$ 708,059	$ 11,667,361
Director [Member]
Restricted common stock, shares		357,143				458,170	776,753
Restricted common stock, value		$ 25,000				$ 116,667	$ 706,234
Stock compensation expense	$ 0		$ 134,373	$ 25,000	$ 310,931	$ 410,931	$ 411,970
Consultant [Member]
Restricted common stock, shares						100,000	250,000
Stock compensation expense						$ 45,000	$ 87,500